Apollo Acquisition Restructuring Reserves (Details) (USD $)	1 Months Ended	10 Months Ended	12 Months Ended		0 Months Ended
	Dec. 30, 2012	Nov. 14, 2012	Dec. 28, 2014	Dec. 29, 2013	May 31, 2007 item
Store Program
Summary of activity for the Store Program
Balance at the beginning of the period	$ 1,911,000	$ 2,033,000	$ 2,601,000	$ 1,886,000
Adjustments to reserve included in net income for the period	53,000	261,000	265,000	1,177,000
Lease termination costs paid	(78,000)	(383,000)	(598,000)	(462,000)
Balance at the end of the period	1,886,000	1,911,000	2,268,000	2,601,000
Corporate Program
Summary of activity for the Store Program
Balance at the end of the period				0
Apollo Acquisition
Apollo Acquisition Restructuring Reserves
Number of business acquired					2
Predecessor | Store Program
Apollo Acquisition Restructuring Reserves
Liability recorded for estimated costs to be incurred					13,200,000
Predecessor | Corporate Program
Apollo Acquisition Restructuring Reserves
Liability recorded for estimated costs to be incurred					1,000,000